PAPP FOCUS FUND, INC.
                             6225 North 24th Street
                                    Suite 150
                             Phoenix, Arizona 85016


                                   May 5, 2000

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                              Papp Focus Fund, Inc.
                       1933 Act Registration No. 333-43945
                       1940 Act Registration No. 811-08601



Ladies and Gentlemen:

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Papp Focus Fund, Inc. ( the "Fund") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on April 28, 2000.

                                              Very truly yours,

                                              Papp Focus Fund, Inc.


                                              /s/ Robert L. Mueller
                                              By:  Robert L. Mueller
                                              Its: Secretary